Derivatives (Tables)	9 Months Ended
Sep. 30, 2023
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Derivative Instruments in Statement of Financial Position, Fair Value
The fair value of the Company’s derivative financial instruments, on a gross basis, are summarized in the following table:

	September 30, 2023			December 31, 2022
	Asset	Liability	Notional	Asset	Liability	Notional
	(in thousands)			(in thousands)
Derivatives designated as hedging instruments:

Interest Rate Caps	$4,262	$—	$1,750,606	$12	$3,363	$2,100,606
Interest Rate Swap	$8,849	$—	$1,100,606	$—	$307	$1,100,606

Total derivatives designated as hedging instruments	$13,111	$—	$2,851,212	$12	$3,670	$3,201,212